Retirement Plans (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 31, 2011	Jan. 31, 2010	Jan. 31, 2009
Maximum percentage certain employees can defer from salary for certain plans	20.00%
Target allocation for equity securities	60.00%
Target allocation for fixed-income securities	40.00%
Expected contributions in 2012	$ 6
Estimated annual benefit payments in 2012	3
Estimated annual benefit payments in 2013	3
Estimated annual benefit payments in 2014	3
Estimated annual benefit payments in 2015	3
Estimated annual benefit payments in 2016	3
Estimated annual benefit payments in 2017-2021	16
Deferred Compensation Plans [Member]
Compensation expense	$ 159	$ 162	$ 159
Minimum interest rate	4.44%
Maximum interest rate	5.84%